Financial Risk Management - Summary of Maturity Profile of Group Financial Liabilities Based on Contractual Undiscounted Payments (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Risk Management [Line Items]
Trade and other payables	€ 17,903	€ 16,568	€ 6,595
Value added tax payable			2,774
Share based payment liabilities	2,951	1,935	458
Lease liability	87	118	164
Derivative warrant liabilities	7,727	3,888
Derivative earnout liability	7,553	7,053
Total financial liabilities	36,221	29,562	9,991
On demand
Disclosure of Financial Risk Management [Line Items]
Share based payment liabilities	2,763	1,935	458
Derivative warrant liabilities	7,727	3,888
Total financial liabilities	10,490	5,823	458
Less than 3 months
Disclosure of Financial Risk Management [Line Items]
Trade and other payables	17,903	16,448	5,715
Value added tax payable			2,774
Share based payment liabilities	43
Lease liability	15	15	13
Total financial liabilities	17,961	16,463	8,502
3-12 months
Disclosure of Financial Risk Management [Line Items]
Trade and other payables		92	880
Share based payment liabilities	130
Lease liability	48	63	40
Total financial liabilities	178	155	920
More than 1 Year
Disclosure of Financial Risk Management [Line Items]
Trade and other payables		28
Share based payment liabilities	15
Lease liability	24	40	111
Derivative earnout liability	7,553	7,053
Total financial liabilities	€ 7,592	€ 7,121	€ 111